Schedule of Investments (unaudited)
January 31, 2026
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
Lockheed Martin Corp.	411,193	$ 260,786,824
Automobiles — 2.7%
Ford Motor Co.	42,289,368	586,976,428
Banks — 13.5%
Citizens Financial Group, Inc.	5,482,383	345,280,481
Fifth Third Bancorp	5,414,566	271,919,504
First Horizon Corp.	9,195,743	225,203,746
FNB Corp.	7,963,835	139,765,304
Huntington Bancshares, Inc.	15,868,235	277,376,748
KeyCorp	18,814,282	404,883,349
Regions Financial Corp.	12,284,714	350,114,349
Truist Financial Corp.	6,707,779	344,913,996
U.S. Bancorp	6,195,564	347,633,096
United Bankshares, Inc.	2,802,517	118,630,545
Valley National Bancorp	10,204,462	127,147,597
		2,952,868,715
Beverages — 0.9%
Coca-Cola Co. (The)	2,569,777	192,245,017
Biotechnology — 1.0%
Gilead Sciences, Inc.	1,568,587	222,660,925
Capital Markets — 4.7%
Franklin Resources, Inc.	6,657,604	177,225,418
Invesco Ltd.	10,080,470	275,096,026
Janus Henderson Group PLC	2,810,950	135,291,024
Lazard, Inc.	2,429,528	130,514,244
T Rowe Price Group, Inc.	2,997,839	316,811,626
		1,034,938,338
Chemicals — 1.8%
Chemours Co. (The)	3,718,981	55,747,525
FMC Corp.	2,559,441	40,439,168
Huntsman Corp.	3,421,117	37,016,486
LyondellBasell Industries NV, Class A	5,497,695	269,387,055
		402,590,234
Consumer Finance — 0.8%
OneMain Holdings, Inc.	2,720,887	178,326,934
Containers & Packaging — 2.7%
International Paper Co.	3,974,696	160,259,743
Packaging Corp. of America	743,834	165,540,256
Smurfit WestRock PLC	4,204,865	175,048,530
Sonoco Products Co.	2,083,497	100,007,856
		600,856,385
Distributors — 1.1%
Genuine Parts Co.	1,732,001	240,730,819
Diversified Consumer Services — 0.5%
H&R Block, Inc.	2,890,394	114,026,043
Diversified Telecommunication Services — 3.1%
AT&T Inc.	10,116,995	265,166,439
Verizon Communications, Inc.	9,386,735	417,897,442
		683,063,881
Electric Utilities — 14.9%
Alliant Energy Corp.	3,233,425	213,115,042
American Electric Power Co., Inc.	2,172,523	260,213,942
Edison International	7,250,540	451,563,631
Entergy Corp.	2,085,062	199,936,595
Eversource Energy	5,096,980	352,354,227
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	5,411,919	$ 242,345,733
FirstEnergy Corp.	6,571,768	311,107,497
IDACORP, Inc.	1,109,201	147,290,801
NextEra Energy, Inc.	2,839,527	249,594,423
OGE Energy Corp.	4,239,133	185,165,329
Pinnacle West Capital Corp.	2,391,075	223,708,977
PPL Corp.	5,724,106	207,498,843
Xcel Energy, Inc.	2,901,394	220,680,028
		3,264,575,068
Financial Services — 0.3%
Western Union Co. (The)	6,748,563	63,234,035
Food Products — 5.6%
Archer-Daniels-Midland Co.	5,804,324	390,689,048
Bunge Global SA	2,964,443	337,590,769
Campbell’s Co. (The)	4,274,783	119,608,428
Conagra Brands, Inc.	10,066,786	186,336,209
General Mills, Inc.	4,114,056	190,316,231
		1,224,540,685
Gas Utilities — 1.8%
New Jersey Resources Corp.	1,995,452	98,734,965
Southwest Gas Holdings, Inc.	1,309,941	108,489,313
UGI Corp.	4,438,580	178,031,444
		385,255,722
Health Care Providers & Services — 1.4%
CVS Health Corp.	4,036,666	300,812,350
Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	472,516	148,842,540
Wendy’s Co. (The)	3,685,959	28,713,621
		177,556,161
Household Durables — 0.6%
Newell Brands, Inc.	8,837,190	37,558,057
Whirlpool Corp.	1,321,501	105,706,865
		143,264,922
Household Products — 0.7%
Kimberly-Clark Corp.	1,586,823	158,666,432
Insurance — 6.9%
Cincinnati Financial Corp.	1,147,589	184,635,594
Fidelity National Financial, Inc., Class A	3,365,957	183,074,401
Lincoln National Corp.	2,458,278	102,288,948
MetLife, Inc.	2,070,027	163,283,730
Old Republic International Corp.	4,767,254	186,733,339
Principal Financial Group, Inc.	2,577,748	244,164,290
Prudential Financial, Inc.	2,812,162	312,459,320
Unum Group	1,787,879	135,825,168
		1,512,464,790
IT Services — 0.9%
International Business Machines Corp.	647,867	198,700,809
Media — 1.5%
Nexstar Media Group, Inc., Class A	545,203	115,790,213
Omnicom Group, Inc.	2,637,973	203,229,440
		319,019,653
Metals & Mining — 1.6%
Newmont Corp.	3,174,491	356,654,064
Multi-Utilities — 8.5%
Black Hills Corp.	1,464,034	106,845,201
CenterPoint Energy, Inc.	4,770,052	189,323,364
CMS Energy Corp.	2,664,432	190,480,244

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
Dominion Energy, Inc.	5,430,970	$ 326,781,465
DTE Energy Co.	1,583,320	212,766,542
NiSource, Inc.	4,445,733	196,901,514
Public Service Enterprise Group, Inc.	2,323,425	191,357,283
Sempra	2,518,973	219,175,841
WEC Energy Group, Inc.	2,074,685	229,605,389
		1,863,236,843
Oil, Gas & Consumable Fuels — 6.3%
Chevron Corp.	1,835,758	324,745,590
Exxon Mobil Corp.	2,154,186	304,601,901
HF Sinclair Corp.	3,915,560	203,569,964
ONEOK, Inc.	2,903,192	229,903,775
Valero Energy Corp.	1,748,833	317,290,771
		1,380,112,001
Pharmaceuticals — 3.2%
Merck & Co., Inc.	2,462,232	271,510,323
Pfizer, Inc.	15,953,846	421,819,688
		693,330,011
Professional Services — 0.4%
Robert Half, Inc.	2,320,297	80,305,479
Semiconductors & Semiconductor Equipment — 0.8%
Skyworks Solutions, Inc.	3,350,393	186,817,914
Specialty Retail — 1.0%
Best Buy Co., Inc.	3,526,847	229,597,740
Technology Hardware, Storage & Peripherals — 4.3%
HP, Inc.	7,248,564	140,912,084
Seagate Technology Holdings PLC	1,950,076	795,026,485
		935,938,569
Security	Shares	Value
Tobacco — 3.5%
Altria Group, Inc.	8,350,554	$ 517,650,843
Philip Morris International, Inc.	1,440,430	258,470,759
		776,121,602
Trading Companies & Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	980,625	82,705,912
Watsco, Inc.	274,693	106,155,110
		188,861,022
Total Long-Term Investments — 99.9% (Cost: $18,311,239,304)		21,909,136,415
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(b)	47,787,515	47,787,515
Total Short-Term Securities — 0.2% (Cost: $47,787,515)		47,787,515
Total Investments — 100.1% (Cost: $18,359,026,819)		21,956,923,930
Liabilities in Excess of Other Assets — (0.1)%		(22,387,877)
Net Assets — 100.0%		$ 21,934,536,053

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (6,165)(b)	$ 6,165	$ —	$ —	—	$ 235,741 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	51,046,182	—	(3,258,667)(b)	—	—	47,787,515	47,787,515	1,436,804	—
				$ 6,165	$ —	$ 47,787,515		$ 1,672,545	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Select Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	72	03/20/26	$ 7,722	$ 965,903
E-Mini Financials Select Sector Index	104	03/20/26	17,162	(427,432)
E-Mini Utilities Select Sector Index	138	03/20/26	12,082	199,762
				$ 738,233
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 21,909,136,415	$ —	$ —	$ 21,909,136,415
Short-Term Securities
Money Market Funds	47,787,515	—	—	47,787,515
	$ 21,956,923,930	$ —	$ —	$ 21,956,923,930
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,165,665	$ —	$ —	$ 1,165,665
Liabilities
Equity Contracts	(427,432)	—	—	(427,432)
	$ 738,233	$ —	$ —	$ 738,233

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.